                                                                UNITED STATES
                                                    SECURITIES AND EXCHANGE COMMISSION
                                                           Washington, D.C. 20549

                                              FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

                                                          ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-286053-01

Central Index Key Number of the issuing entity: 0002087070

                                                  ALLY AUTO RECEIVABLES TRUST 2025-1
                                        (Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-286053

Central Index Key Number of the depositor: 0001477336

                                                         ALLY AUTO ASSETS LLC
                                         (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846

                                                                ALLY BANK
                                          (Exact name of sponsor as specified in its charter)

                                                       Dan Ignacio, 1-866-710-4623
                (Name and telephone number, including area code, of the person to contact in connection with this filing)

Item 1.
Attached as Exhibit 102.1 is an Asset Data File containing Schedule AL.

Item 2.
Attached as Exhibit 103.1 is an Asset Related Document containing explanatory narrative regarding Schedule AL.

                                                              SIGNATURES
                The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

                                                                                                           ALLY AUTO ASSETS LLC
                                                                                                           By:  /s/ Elliot Kahan
                                                                                                           Name: Elliot Kahan
                                                                                                           Title: President
Dated: November 20, 2025

                                                             EXHIBIT INDEX
Exhibit No. Description
Exhibit 102.1 Asset Data File containing Schedule AL (1of1).
Exhibit 103.1 Asset Related Document containing explanatory narrative regarding Schedule AL.